RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

3.           RELATED PARTY BALANCES AND TRANSACTIONS

(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui(i)	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd.(i)	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company's Chairman
Henan Yingde Agricultural Ltd.	Being owned by close family members of the Company's Chairman
Beijing Liantaide Biotechnology Co., Ltd.	Being owned by close family members of the Company's Chairman
Non-controlling shareholders (“NCI”)	Non- controlling shareholders of Hubei Aoyu, Anhui Aoyu, Xuzhou Aoyu, Shandong Aoyu, Henan Aoyu, Shandong Aoruixinong
(i)Other than typical transactions between related parties, the Company has entered into a Restructuring Agreement with three parties: Linze Fumin Industrial Investment and Development Co., Ltd. (Linze Fumin), Beijing Shihui, Linze Origin Seeds Ltd (Linze Origin) in April 2020. According to the Restructuring Agreement, Linze Origin, which is currently a wholly owned subsidiary of Beijing Shihui, would be restructured. At the result of the planned restructuring, Linze Fumin, an investment company owned by the Linze county government, and the Company would have 51% and 49%, respectively, of the ownership of Linze Origin. The restructuring would require the Company to repay the borrowing amounted to RMB27.0 million from Beijing Agriculture Finance Leasing, LLC.(“BAFL”) for Linze Origin and to offer a loan of RMB20.0 million to Linze Origin. As of February 10, 2022, the restructuring for Linze Origin is in process.
(1)Due from related parties, net of bad debt allowance

	September 30,
	2020	2021
	RMB	RMB

Denong	1	1
Linze Origin Seeds Ltd	45	45
Beijing Shihui	28,340	32,128
NCI	12,423	15,848
Henan Yingde Agricultural Ltd.	8,904	8,684
Beijing Liantaide	—	4,600
The Close family of the Company’s Chairman	932	1
Total	50,645	61,307
Allowance for doubtful account	28,340	32,128
Due from related parties, net	22,305	29,179

(2)	Due from related party-noncurrent

As of September 30, 2020, the balance of due from related party-noncurrent of RMB 42,246  represents the receivable from Linze Origin Seeds Ltd. This balance is presented as noncurrent according to the Restructuring Agreement disclosed in Note 3(1)(i). The Company incurred allowance of due from related party-noncurrent of RMB–nil- and RMB40,540 for the year ended September 30, 2020 and 2021, respectively.

(3)	Due to related parties

	September 30,
	2020	2021
	RMB	RMB

Linze Origin Seeds Limited	300	300
Henan Agriculture University	1,000	1,000
Xinjiang Ginbo Seeds Center (i) (ii)	54	54
Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. (ii)	10,000	10,000
Companies controlled by the Company’s directors (ii)	1,633	1,556
NCI	10,176	11,348
The Company’s Chairman (ii)	1,704	1,020
Close family of the Company’s Chairman (ii)	680	3,641
YingDe	934	1,350
	26,481	30,269

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand, and has been transferred to Xinjiang Production And Construction Corps 5th Division State-owned Assets Management Co.,Ltd. for the years ended September 30, 2020.

Note (ii):In the ordinary course of business, the Company purchases raw materials from and sells product to related parties, and related parties also provide cash to fund the Company’s operations.

(3)	Transactions with related parties
(a)	Sales to

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Linze Origin Seeds Limited	83	—	—
Beijing Shihui	20,823	—	1,706
YingDe	—	5,315	3,134
NCI	17,081	10,612	5,967
Zhengzhou Branch	—	—	—
	37,987	15,927	10,808

(b)	Purchase from

	Year ended
	September 30,
	2019	2020	2021
	RMB	RMB	RMB
Denong	—	166	—
YingDe	—	10,975	11,700
Linze Origin Seeds Limited	—	3,416	4,706
Beijing Shihui	—	—	360
Close family of the Company’s Chairman	—	32	333
NCI	—	2,861	2,227
	—	17,450	19,326